Income Taxes - Uncertain Income Tax Positions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) jurisdiction	Dec. 31, 2018 USD ($)
Income Tax Contingency [Line Items]
Number of significant foreign jurisdictions | jurisdiction					3
Unrecognized tax benefits	$ 2,400,000	$ 2,600,000	$ 7,500,000	$ 2,700,000	$ 2,400,000	$ 2,600,000
Unrecognized tax benefits that would impact effective tax rate				1,300,000	200,000
Interest and penalties recognized	700,000	200,000	300,000
Interest and penalties accrued				1,100,000	400,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	2,400,000	2,600,000	7,500,000
Increases related to positions taken in the current year	700,000	900,000	600,000
Increases for tax positions on acquisitions	0	0
Increases for tax positions on acquisitions			(700,000)
Decreases related to positions taken in prior years	0	0	(1,100,000)
Decreases related to lapse of statutes of limitations	(400,000)	(1,100,000)	(400,000)
Increase in unrecognized tax benefits due to foreign currency translation	0	0
Decrease in unrecognized tax benefits due to foreign currency translation			(3,300,000)
Balance at end of year	$ 2,700,000	$ 2,400,000	$ 2,600,000
Offsetting non-current deferred tax asset				2,700,000	2,500,000	$ 3,200,000
Contingencies related to uncertain tax positions				3,400,000	4,100,000
Minimum
Income Tax Contingency [Line Items]
Possible decrease in unrecognized tax benefits				0
Maximum
Income Tax Contingency [Line Items]
Possible decrease in unrecognized tax benefits				1,000,000.0
TMA Agreement, Indemnification Asset
Income Tax Contingency [Line Items]
Indemnification asset					$ 1,300,000
TMA Agreement, Indemnification Liability
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Contingencies related to uncertain tax positions				$ 400,000